Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Summary of List of Subsidiaries	A list of subsidiary entities and the groups holding as at June 30, 2024, and December 31, 2023, are as follows:

Name of the entity	Date of incorporation	Country of incorporation	Group shareholding (%)
Rezolve Mobile Commerce Inc.	April 20, 2016	United States of America	100%
Rezolve Technology S.L.	August 25, 2020	Spain	100%
Rezolve Taiwan Limited	November 9, 2000	Taiwan	100%
Rezolve Technology (India) Private Limited	March 20, 2021	India	100%

A list of subsidiaries and Rezolve Limited’s holding as of December 31, 2023 and 2022 is as follows:

Name of the entity	Date of incorporation	Country of incorporation	Group shareholding (%)
Rezolve Mobile Commerce Inc.	April 20, 2016	United States of America	100%
Rezolve Technology S.L.	August 25, 2020	Spain	100%
Rezolve Taiwan Limited	November 9, 2000	Taiwan	100%
Rezolve Technology (India) Private Limited	March 19, 2021	India	100%

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	June 30, 2024	June 30, 2023
Convertible loans	5,423,768	4,273,552
Convertible loan from related party	—	1,037,575
Shares payable	140,000	140,000
Warrants	3,521,846	—
Share options	5,200,000	5,200,000
Preferred shares	28,039,517	28,039,517
Total	42,325,131	38,690,644

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Convertible debt (note 7.3)	3,929,566	3,428,571
Shares payable (note 7.4)	140,000	140,000
Share options	—	5,200,000
Series A preferred shares	28,039,517	28,039,517
Short-term debt to related party (note 7.1)	1,037,575	—
Total	33,146,658	36,808,088

Schedule of Employee Share Activity

	Employee Shares at Par Value	Employee Shares Requiring Additional Paid in Capital	($)
Exercise price	£ 0.0001	£ 0.016
As at January 1, 2023	58,315,800	10,700,000	215,448
Issued during the period ended June 30, 2023	—	—	—

As at June 30, 2023	58,315,800	10,700,000	215,448
Issued during the period ended June 30, 2024	—	—	—

As at June 30, 2024	58,315,800	10,700,000	215,448

Schedule of Restatement of Consolidated Balance Sheet

Carve-out consolidated balance sheet	As filed	Restatement adjustments	June 30, 2023 (as restated)
Assets
Current assets
Cash	122,364	(1,275)	121,089
Accounts receivable	75,353	(67,032)	8,321
Prepayments and other current assets	738,274	(161,304)	576,970
Total current assets	935,991	(229,611)	706,380
Non-current assets
Property and equipment, net	119,591	(24,263)	95,328
Intangible assets	589,524	(18,225)	571,299
Total non-current assets	709,115	(42,488)	666,627
Total assets	1,645,106	(272,099)	1,373,007
Liabilities and Shareholders’ deficit
Current liabilities
Accounts payable	4,050,668	(74,773)	3,975,895
Due to related party	895,170	(795,050)	100,120
Accrued expenses and other payables	2,875,038	(348,254)	2,526,784
Ordinary shares payable	1,786,335	—	1,786,335
Short term debt	762,505	—	762,505
Short term debt to related party	5,661,193	—	5,661,193
Total current liabilities	16,030,909	(1,218,077)	14,812,832
Non-current liabilities
Convertible debt	30,968,733	(1,053,869)	29,914,864
Share-based payment liability	1,242,533	—	1,242,533
Total non-current liabilities	32,211,266	(1,053,869)	31,157,397
Total liabilities	48,242,175	(2,271,946)	45,970,229
Liabilities and Shareholder’s deficit
Ordinary shares	127,310	—	127,310
Deferred shares	1,993	(1,993)	—
Series A shares	3,868	—	3,868
Additional paid-in capital	168,358,010	1,993	168,360,003
Share subscription receivable	(178,720)	—	(178,720)
Accumulated deficit	(213,740,307)	908,901	(212,831,406)
Accumulated other comprehensive loss	(1,169,223)	1,090,946	(78,277)
Total shareholders’ deficit	(46,597,069)	1,999,847	(44,597,222)
Total liabilities and shareholders’ deficit	1,645,106	(272,099)	1,373,007

Carve-out consolidated balance sheet	As filed	Restatement adjustments	December 31, 2022 (as restated)
Assets
Current assets
Cash	41,709	(2,329)	39,380
Accounts receivable	74,748	(65,893)	8,855
Receivables from related party	607,726	(607,726)
Prepayments and other current assets	1,202,572	(163,312)	1,039,260
Total current assets	1,926,755	(839,260)	1,087,495
Non-current assets
Property and equipment, net	139,560	(28,562)	110,998
Goodwill	1,061,763	(1,061,763)	—
Intangible assets	6,237,443	(5,786,997)	450,446
Total non-current assets	7,438,766	(6,877,322)	561,444
Total assets	9,365,521	(7,716,582)	1,648,939
Liabilities and Shareholders’ deficit
Current liabilities
Short term debt to related party	697,067	—	697,067
Accounts payable	4,262,476	(533,502)	3,728,974
Due to related party	225,120	396,671	621,791
Accrued expenses and other payables	3,488,909	(848,525)	2,640,384
Total current liabilities	8,673,572	(985,356)	(7,688,216)
Non-current liabilities
Convertible debt	25,302,709	—	25,302,709
Share-based payment liability	1,177,616	—	1,177,617
Deferred tax liability	1,526,622	(1,526,622)	—
Total non-current liabilities	28,006,947	(1,526,622)	26,480,326
Total liabilities	(36,680,519)	(2,511,978)	34,168,542
Liabilities and Shareholder’s deficit
Ordinary shares	126,677	—	126,677
Deferred shares	1,993	(1,993)	—
Series A shares	3,868	—	3,868
Additional paid-in capital	163,163,090	1,993	163,165,083
Share subscription receivable	(178,720)	—	(178,720)
Accumulated deficit	(189,171,542)	(6,383,790)	(195,555,332)
Accumulated other comprehensive loss	(1,260,364)	1,179,185	(81,179)
Total shareholders’ deficit	(27,314,998)	(5,204,605)	(32,519,603)
Total liabilities and shareholders’ deficit	9,365,521	(7,716,583)	1,648,939

Carve-out consolidated balance sheet	As Filed	Restatement Adjustments	December 31, 2023 (As Restated)
Deferred shares	1,993	(1,993)	—
Additional paid-in capital	172,202,839	1,993	172,204,832

Schedule of Restatement of Consolidated Statement of Operation

Carve-out consolidated financial statements	As filed	Restatement Adjustments	As restated
Revenue	4,604,332	(4,557,568)	$46,764
Operating expenses
Cost of revenue	2,334,088	(2,317,977)	16,111
Sales and marketing expenses	5,509,407	(799,233)	4,710,174
General and administrative expenses	11,112,591	(2,369,214)	8,743,377
Other operating expenses	6,397,167	(5,612,167)	785,000
Depreciation and amortization expenses	379,900	(258,329)	121,571
Impairment of goodwill	1,080,110	(1,080,110)	-
Total operating expenses	26,813,263	(12,437,030)	14,376,233
Operating loss	(22,208,931)	7,879,462	(14,329,469)
Other expenses
Interest expense	(4,106,733)	1,051,787	(3,054,946)
Other non-operating income (expense), net	269,510	(97,759)	171,751
Total other expenses, net	(3,837,223)	954,028	(2,883,195)
Loss before taxes	(26,046,154)	8,833,490	(17,212,664)
Income tax recovery (expense)	1,477,389	(1,540,797)	(63,408)
Net loss for the year	(24,568,765)	7,292,693	(17,276,072)
Net loss per share – Basic and diluted	$(0.03)	$(0.01)	$(0.02)
Weighted average number of shares – Basic and diluted	922,013,028		922,013,028

		Restatement	December 31, 2022
Carve-out consolidated financial statements	As filed	Adjustments	(As restated)
Revenue	$11,879,343	(11,764,184)	$115,159
Operating expenses
Cost of revenue	5,604,129	(4,859,089)	745,040
Sales and marketing expenses	6,827,211	(2,488,654)	4,338,557
General and administrative expenses	91,604,396	(4,963,896)	86,640,500
Other operating expenses	334,952	—	334,952
Depreciation and amortization expenses	742,113	(506,316)	235,797
Impairment of investment in ANY		14,822,022	14,822,022
Impairment of goodwill	7,418,302	(7,373,864)	44,438
Total operating expenses	112,531,103	(5,369,797)	107,161,306
Operating loss	(100,651,760)	(6,394,387)	(107,046,147)
Other expenses
Interest expense	(3,884,698)	3	(3,884,695)
Other non-operating income (expense), net	315,574	(58,915)	256,659
Total other expenses, net	(3,569,124)	(58,912)	(3,628,036)
Loss before taxes	(104,220,884)	(31,521,733)	(110,674,183)
Income tax expense	115,447	(63,408)	(38,765)
Net loss for the year	(104,105,437)	(31,585,141)	$(110,712,948)
Net loss per share – Basic and diluted	$(0.11)	$(0.01)	$(0.12)
Weighted average number of shares – Basic and diluted	913,109,577		913,109,577

Schedule of Restatement of Consolidated Statement of Cash Flow

Carve-out consolidated statement of cash flows	As Filed	Restatement Adjustments	As Restated
Cash flows from operating activities:
Net loss	(24,568,765)	7,292,693	(17,276,072)
Adjustments to reconcile net loss to net cash (used in)
operating activities:
Depreciation and amortization	379,900	(258,329)	121,571
Unrealized foreign exchange (gain)/loss	63,284	264,099	327,383
Share based compensation issued to related parties for consultancy services	—	1,291,429	1,291,429
Employee share based compensation	4,880,389	(1,291,429)	3,588,960
Impairment of prepayments and other current assets	1,156,316	—	1,156,316
Impairment of customer list intangible asset	5,612,167	(5,612,167)	—
Impairment of goodwill	1,080,110	(1,080,110)	—
Deferred tax benefit	(1,459,336)	1,459,336	—
Interest expense	4,134,431	(1,079,485)	3,054,946
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	(605)	1,139	534
(Increase) in prepayment and other current assets	236,410	(931,436)	(695,026)
Decrease in receivable with related parties	(320,702)	320,702	—
Decrease in accounts payable, accrued expenses and other payables	(825,679)	562,331	(263,348)
Increase (decrease) in payables to related parties	670,050	(795,050)	(125,000)
Net cash (used in) operating activities	(8,962,030)	143,723	(8,818,307)
Cash flows from investing activities:
Purchase of property and equipment	(104,604)	—	(104,604)
Development of intangible assets	(8,060)	—	(8,060)
Net cash (used in) investing activities	(112,664)	—	(112,664)
Cash flows from financing activities:
Proceeds from rights issuance	1,653,882	—	1,653,882
Proceeds from issuance of common stock to related parties	199,974	—	199,974
Repayment of short term debt obligation from related parties	(250,000)	—	(250,000)
Proceeds from short-term debt from related party	4,178,008	—	4,178,008
Proceeds from short-term debt	762,505	—	762,505
Proceeds from convertible debt	2,627,543	—	2,627,543
Net cash flow generated from financing activities	9,171,912		9,171,912
Effect of exchange rate changes on cash	(16,563)	(142,667)	(159,230)
Net change in cash	80,655	1,056	81,711
Cash and cash equivalents, beginning of year	41,709	(2,329)	39,380
Cash and cash equivalents, end of year	122,364	(1,273)	121,091

		Restatement	December 31, 2022
Carve-out consolidated statement of cash flows	As Filed	Adjustments	(As Restated)
Cash flows from operating activities:
Net loss	(104,105,438)	(6,607,510)	$(110,712,948)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	742,113	(497,905)	244,208
Unrealized foreign exchange (gain)/loss	(277,838)	—	(277,838)
Share based compensation issued to related parties for consultancy services	39,501,701	—	39,501,701
Share based compensation for consultancy services	18,417,816	—	18,417,816
Employee share based compensation	2,115,015	—	2,115,015
Impairment of ROU asset, net of lease termination	46,236	—	46,236
Impairment of prepayments and other current assets	731,940	—	731,940
Impairment of accounts receivable	334,952	—	334,952
Impairment of goodwill	7,418,302	(7,373,864)	44,438
Impairment of investment in ANY	—	14,600,000	14,600,000
Deferred tax benefit	(243,835)	243,835	—
Interest expense	3,884,695	—	3,884,695
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	646,661	65,893	712,554
(Increase) in prepayment and other current assets	(215,468)	158,945	(56,523)
(Decrease) in operating lease liability	(46,236)	—	(46,236)
Decrease in receivable with related parties	(245,266)	414,020	168,754
Increase in accounts payable, accrued expenses and other payables	4,766,607	(1,426,068)	3,340,539
Increase (decrease) in payables to related parties	(234,880)	396,671	161,791
Net cash (used in) operating activities	(26,762,923)	(25,983)	(26,788,906)
Cash flows from investing activities:
Purchase of property and equipment	(25,973)	(14,376)	(36,854)
Development of intangible assets	—	(1,767,148)	—
Net cash (used in) investing activities	(25,973)	(1,781,524)	(36,854)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	2,499,920	—	2,499,920
Proceeds from long-term debt obligation	21,500,000	—	21,500,000
Net cash flow generated from financing activities	23,999,920	—	23,999,920
Effect of exchange rate changes on cash	140,658	36,639	177,287
Net change in cash	(2,648,318)	(235)	(2,648,553)
Cash and cash equivalents, beginning of year	2,690,024	(2,091)	2,687,933
Cash and cash equivalents, end of year	41,709	(2,329)	39,380

Summary of Fair Value Measurement at Reporting Date

Fair value measurement at reporting date:

Description	Level 1	Level 2	Level 3
June 30, 2024
Fair value on recurring basis
(1) Share-based payment liability	—	—	$1,383,298

December 31, 2023
Fair value on recurring basis
(1) Share-based payment liability	—	—	$1,311,028

Fair value measurement at reporting date:

Description	Level 1	Level 2	Level 3
December 31, 2023 Fair value on recurring basis
(1) Share-based payment liability	—	—	$1,311,028
December 31, 2022 Fair value on recurring basis
(1) Share-based payment liability	—	—	$1,177,617

(1)
The fair value of the share-based payment liability was valued using a discounted cash flow method using a risk adjusted discount rate of 10.8%. Please also refer to note 7.4.

Summary of Vendors Representing More Than 10% of Accounts Payable	As at June 30, 2024 and December 31, 2023, the following vendors represented more than 10% of total accounts payable.

	June 23, 2024	December 31, 2023
KPMG LLP	11%	10%
Taylor Wessing LLP	—	13%
Wilson Sonsini Goodrich & Rosati	15%	14%
Amazon Web Services	14%	—
For the years ended December 31, 2023 and 2022, the following vendors represented more than 10% of total accounts payable.

	December 31, 2023	December 31, 2022
KPMG LLP	10%	14%
Taylor Wessing LLP	13%	17%
Wilson Sonsini Goodrich & Rosati	14%	15%
SThree Partnership LLP	—	13%

Armada Acquisition Corp I [Member]
Summary of common stock reflected in the balance sheets are reconciled

At December 31, 2023 and September 30, 2023, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806
Remeasurement of carrying value to redemption value	467,884
Common stock subject to possible redemption – December 31, 2023	$25,784,690

At March 31, 2024 and September 30, 2023, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	$150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806
Remeasurement of carrying value to redemption value	467,884
Common stock subject to possible redemption – December 31, 2023	$25,784,690
Redemptions	(10,384,496)
Remeasurement of carrying value to redemption value	347,252
Common stock subject to possible redemption – March 31, 2024	$15,747,446

At June 30, 2024 and September 30, 2023, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	$150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806
Redemptions	(10,384,496)
Remeasurement of carrying value to redemption value	1,108,476
Common stock subject to possible redemption – June 30, 2024	$16,040,786

At September 30, 2023 and 2022, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806

Schedule of basic and diluted net loss per share

Accretion of the carrying value of common stock subject to redemption value is excluded from net (loss) income per common stock because the redemption value approximates fair value.

	For the Three Months Ended December 31,
	2023		2022
	Common Stock Subject to Possible Redemption	Non-Redeemable Common Stock	Common Stock Subject to Possible Redemption	Non-Redeemable Common Stock
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(105,483)	$(254,831)	$439,673	$167,354
Denominator
Weighted-average shares outstanding	2,363,349	5,709,500	15,000,000	5,709,500
Basic and diluted net (loss) income per share	$(0.04)	$(0.04)	$0.03	$0.03

Accretion of the carrying value of common stock subject to redemption value is excluded from net (loss) income per common stock because the redemption value approximates fair value.

	For the Three Months Ended March 31,
	2024		2023
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(94,932)	$(285,914)	$(15,605)	$(11,538)
Denominator
Weighted-average shares outstanding	1,895,714	5,709,500	7,722,273	5,709,500
Basic and diluted net (loss) income per share	$(0.05)	$(0.05)	$(0.00)	$(0.00)

	For the Six Months Ended March 31,
	2024		2023
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(201,430)	$(539,730)	$386,387	$193,497
Denominator
Weighted-average shares outstanding	2,130,809	5,709,500	11,401,124	5,709,500
Basic and diluted net (loss) income per share	$(0.09)	$(0.09)	$0.03	$0.03

Accretion of the carrying value of common stock subject to redemption value is excluded from net (loss) income per common stock because the redemption value approximates fair value.

	For the Three Months Ended June 30,				For the Nine Months Ended June 30,
	2024		2023		2024		2023
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net (loss) income per share
Numerator: Allocation of net (loss) income, as adjusted	$(283,071)	$(1,140,024)	$(212,999)	$(346,585)	$(539,100)	$(1,625,155)	$12,296	$8,004
Denominator:
Basic and diluted weighted average shares outstanding	1,417,687	5,709,500	3,508,852	5,709,500	1,893,969	5,709,500	8,770,367	5,709,500
Basic and diluted net (loss) income per share	$(0.20)	$(0.20)	$(0.06)	$(0.06)	$(0.28)	$(0.28)	$0.00	$0.00

Accretion of the carrying value of common stock subject to redemption value is excluded from net loss per common stock because the redemption value approximates fair value.

	For The Year Ended September 30,
	2023		2022
	Common stock subject to redemption	Common stock	Common stock subject to redemption	Common stock
Basic and diluted net loss per share
Numerator:
Allocation of net loss	$(179,201)	$(140,949)	$(2,624,009)	$(998,785)
Denominator
Weighted-average shares outstanding	7,259,013	5,709,500	15,000,000	5,709,500
Basic and diluted net loss per share	$(0.02)	$(0.02)	$(0.17)	$(0.17)